STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 41.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$793,903	$792,338
Pool QF5342, 4.00%, 12/01/2052	1,376,413	1,297,154
Pool QJ0225, 6.00%, 07/01/2054	1,189,721	1,221,873
Pool QJ6384, 5.50%, 10/01/2054	450,884	455,003
Pool QJ7705, 5.00%, 11/01/2054	488,113	485,097
Pool QJ7711, 5.00%, 11/01/2054	926,681	920,376
Pool QX1669, 5.00%, 12/01/2054	902,904	905,226
Pool SD1961, 5.50%, 12/01/2052	352,021	355,017
Pool SD2500, 5.00%, 03/01/2053	860,109	853,183
Pool SD8134, 2.00%, 03/01/2051	1,397,492	1,129,449
Pool SD8256, 4.00%, 10/01/2052	1,827,872	1,727,756
Pool SD8322, 4.50%, 05/01/2053	852,807	827,351
Pool SD8325, 6.00%, 05/01/2053	879,647	900,396
Pool SD8384, 6.00%, 12/01/2053	1,844,016	1,884,056
Pool SL0079, 5.00%, 02/01/2055	978,846	976,183
Pool SL0741, 6.00%, 02/01/2055	950,103	974,651
Federal National Mortgage Association
Pool CB4379, 4.00%, 08/01/2052	2,209,753	2,087,339
Pool DB6624, 5.50%, 06/01/2054	620,755	632,099
Pool DC9709, 6.00%, 01/01/2055	443,916	455,497
Pool FA0516, 5.00%, 02/01/2055	988,011	982,525
Pool FA1342, 5.00%, 03/01/2054	3,329,632	3,317,385
Pool FA2387, 4.50%, 06/01/2053	3,436,207	3,349,746
Pool FS3826, 3.00%, 01/01/2052	3,175,208	2,796,149
Pool FS4932, 6.00%, 06/01/2053	662,686	680,803
Pool FS5635, 4.00%, 11/01/2052	1,743,436	1,643,042
Pool FS8417, 4.00%, 10/01/2052	1,004,531	953,592
Pool FS9287, 5.50%, 09/01/2054	970,552	980,631
Pool MA4919, 5.50%, 02/01/2053	831,661	838,737
Pool MA5008, 4.50%, 05/01/2053	1,277,148	1,239,025
Pool MA5039, 5.50%, 06/01/2053	879,269	889,498
Pool MA5109, 6.50%, 08/01/2053	300,180	311,188
Pool MA5165, 5.50%, 10/01/2053	827,237	836,086
Pool MA5215, 5.50%, 12/01/2053	2,559,056	2,587,229
Pool MB0302, 5.50%, 02/01/2055	963,104	971,299
Ginnie Mae II Pool
Pool MA8493, 6.50%, 12/20/2052	91,578	94,039
Pool MA8570, 5.50%, 01/20/2053	696,030	701,246
Pool MA8727, 6.00%, 03/20/2053	916,506	932,359
Pool MA8800, 5.00%, 04/20/2053	404,963	404,865
Pool MA8801, 5.50%, 04/20/2053	809,197	816,272
Pool MA8877, 4.50%, 05/20/2053	1,288,820	1,250,097
Pool MA8880, 6.00%, 05/20/2053	619,593	630,311

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

MORTGAGE-BACKED SECURITIES - 41.3% (CONTINUED)	Par	Value
Pool MA8949, 6.00%, 06/20/2053	$983,215	$1,002,681
Pool MA9018, 6.00%, 07/20/2053	320,143	325,681
Pool MA9105, 5.00%, 08/20/2053	1,724,744	1,715,705
Pool MA9166, 3.00%, 09/20/2053	161,594	145,130
Pool MA9305, 5.50%, 11/20/2053	730,161	735,633
TOTAL MORTGAGE-BACKED SECURITIES (Cost $49,363,428)		50,010,998

U.S. TREASURY SECURITIES - 13.4%
United States Treasury Note/Bond
4.63%, 11/15/2026	1,350,000	1,363,342
1.25%, 04/30/2028	1,000,000	942,246
4.38%, 08/31/2028	1,000,000	1,020,508
3.50%, 04/30/2030	1,000,000	990,625
4.13%, 08/31/2030	1,000,000	1,016,933
1.25%, 08/15/2031	2,250,000	1,946,338
4.13%, 11/15/2032	1,200,000	1,214,109
3.50%, 02/15/2033	1,000,000	970,976
3.88%, 08/15/2033	1,000,000	991,973
4.38%, 05/15/2034	1,000,000	1,023,340
4.50%, 05/15/2038	1,000,000	1,021,914
3.50%, 02/15/2039	1,200,000	1,098,469
1.13%, 08/15/2040	1,000,000	631,015
3.88%, 08/15/2040	1,200,000	1,119,141
1.88%, 11/15/2051	1,500,000	848,848
TOTAL U.S. TREASURY SECURITIES (Cost $16,095,999)		16,199,777

ASSET-BACKED SECURITIES - 13.3%
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	201,213
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (a)	250,000	257,097
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032 (a)	500,000	501,790
Avis Budget Car Rental LLC, Series 2025-2A, Class C, 6.24%, 08/20/2031 (a)	1,000,000	1,036,165
Carvana Auto Receivables Trust
Series 2023-P4, Class D, 7.37%, 10/10/2030 (a)	1,000,000	1,073,437
Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	1,000,000	1,068,346
FHF Trust
Series 2024-2A, Class D, 7.15%, 09/15/2031 (a)	500,000	510,974
Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	500,000	497,244
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	688,169	707,153

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

ASSET-BACKED SECURITIES - 13.3% (CONTINUED)	Par	Value
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	$17,321	$17,300
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	127,364	128,177
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	1,039,868
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.70%, 01/20/2049 (a)	122,928	109,536
GreenSky LLC, Series 2024-2, Class D, 6.43%, 10/27/2059 (a)	1,000,000	1,022,216
Hertz Corp., Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	529,177
Mariner Finance Issuance Trust, Series 2024-BA, Class D, 6.36%, 11/20/2038 (a)	538,000	553,321
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	306,762
Series 2024-1A, Class D, 6.93%, 07/17/2034 (a)	500,000	515,170
Marlette Funding Trust 2025-1, Series 2025-1A, Class D, 6.02%, 07/16/2035 (a)	500,000	505,137
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (a)	500,000	518,181
Pagaya AI Debt Selection Trust, Series 2025-1, Class D, 6.28%, 07/15/2032 (a)	999,915	1,010,475
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	201,583
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	250,000	256,682
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	343,369	351,144
SoFi Consumer Loan Program Trust, Series 2025-1, Class D, 5.72%, 02/27/2034 (a)	1,000,000	1,018,164
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	85,582	78,537
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	180,876	181,729
Towd Point Mortgage Trust, Series 2024-4, Class A2, 4.54%, 10/27/2064 (a)(b)	1,500,000	1,361,449
Veros Automobile Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	500,000	513,795
TOTAL ASSET-BACKED SECURITIES (Cost $15,725,451)		16,071,822

CORPORATE BONDS - 9.9%
Communication Services - 0.5%
Cable & Satellite - 0.1%
Comcast Corp., 6.50%, 11/15/2035	100,000	111,950

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 9.9% (CONTINUED)	Par	Value
Integrated Telecommunication Services - 0.3%
AT&T, Inc., 4.90%, 08/15/2037	$100,000	$97,569
Verizon Communications, Inc., 4.27%, 01/15/2036	200,000	187,665
		285,234

Technology - 0.1%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	153,267
Total Communication Services		550,451

Consumer Discretionary - 0.7%
Automobile Manufacturers - 0.1%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	100,536
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	105,167
		205,703

Automotive Parts & Equipment - 0.2%
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	103,223
Phinia, Inc., 6.75%, 04/15/2029 (a)	100,000	103,144
		206,367

Automotive Retail - 0.1%
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	100,000	100,887

Home Improvement Retail - 0.1%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	103,325

Homebuilding - 0.2%
Meritage Homes Corp., 5.65%, 03/15/2035	100,000	101,619
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	109,161
		210,780
Total Consumer Discretionary		827,062

Consumer Staples - 1.2%
Agricultural Products & Services - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	150,000	137,582

Brewers - 0.0%(c)
Molson Coors Beverage Co., 4.20%, 07/15/2046	75,000	61,147

Distillers & Vintners - 0.2%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	90,280
Constellation Brands, Inc., 4.90%, 05/01/2033	100,000	100,993
		191,273

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 9.9% (CONTINUED)	Par	Value
Food & Beverage - 0.2%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	$93,000	$102,870
Mars, Inc., 5.20%, 03/01/2035 (a)	150,000	153,398
		256,268

Food Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	75,000	75,677

Packaged Foods & Meats - 0.4%
Campbell's Co., 5.40%, 03/21/2034	100,000	102,497
Conagra Brands, Inc., 5.30%, 11/01/2038	75,000	72,040
J M Smucker Co., 6.20%, 11/15/2033	150,000	162,994
Kraft Heinz Foods Co., 6.88%, 01/26/2039	75,000	83,726
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	99,917
		521,174

Soft Drinks & Non-alcoholic Beverages - 0.1%
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	150,000	151,754

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	103,299
Total Consumer Staples		1,498,174

Energy - 1.0%
Midstream - 0.1%
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	100,000	103,142

Oil & Gas Exploration & Production - 0.2%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	103,169
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	40,000	42,548
Hess Corp., 7.13%, 03/15/2033	100,000	116,122
		261,839

Oil & Gas Storage & Transportation - 0.7%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	83,921
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	104,009
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	104,455
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	100,809
MPLX LP, 5.00%, 03/01/2033	100,000	100,067
ONEOK, Inc., 6.05%, 09/01/2033	100,000	106,076
Targa Resources Corp., 6.50%, 03/30/2034	100,000	109,027

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 9.9% (CONTINUED)	Par	Value
Oil & Gas Storage & Transportation - 0.7% (Continued)
Western Midstream Operating LP, 6.15%, 04/01/2033	$100,000	$105,691
		814,055
Total Energy		1,179,036

Financials - 3.6%
Commercial & Residential Mortgage Finance - 0.3%
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	104,623
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	103,479
Radian Group, Inc., 6.20%, 05/15/2029	150,000	156,749
		364,851

Consumer Finance - 0.4%
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	225,000	232,329
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	225,000	233,488
		465,817

Diversified Banks - 1.1%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	275,000	238,813
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	225,000	235,950
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	330,697
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	250,000	263,721
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	250,000	262,688
		1,331,869

Diversified Capital Markets - 0.2%
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	225,000	237,131

Finance Companies - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	150,000	138,218
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	100,000	103,942
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	100,000	107,275
		349,435

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 9.9% (CONTINUED)	Par	Value
Finance-Leasing Companies - 0.1%
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	$100,000	$103,951

Financial Exchanges & Data - 0.1%
MSCI, Inc., 5.25%, 09/01/2035	100,000	100,866

Investment Banking & Brokerage - 0.6%
Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	225,000	234,974
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	195,778
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	250,000	262,197
		692,949

Life & Health Insurance - 0.1%
Prudential Financial, Inc., 5.20%, 03/14/2035	100,000	102,865

Regional Banks - 0.2%
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	225,000	226,783

Trading Companies & Distributors - 0.1%
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	150,000	153,090

Transaction & Payment Processing Services - 0.1%
Fiserv, Inc., 5.63%, 08/21/2033	100,000	105,031
Global Payments, Inc., 5.40%, 08/15/2032	100,000	102,363
		207,394
Total Financials		4,337,001

Health Care - 0.7%
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	100,000	103,615

Health Care Equipment - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	87,696
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	125,000	134,556
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	150,000	134,849
		357,101

Health Care Providers & Services - 0.1%
HCA, Inc., 5.45%, 09/15/2034	100,000	102,615

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 9.9% (CONTINUED)	Par	Value
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc., 4.75%, 09/09/2034	$100,000	$99,730
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	75,000	70,134
		169,864

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	76,759
Total Health Care		809,954

Industrials - 0.8%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	95,295
RTX Corp., 6.10%, 03/15/2034	100,000	109,538
		204,833

Air Freight & Logistics - 0.0%(c)
United Parcel Service, Inc., 5.50%, 05/22/2054	50,000	49,635

Building Products - 0.0%(c)
Carrier Global Corp., 3.38%, 04/05/2040	75,000	60,585

Commercial Services - 0.2%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	211,531

Construction & Engineering - 0.1%
MasTec, Inc., 4.50%, 08/15/2028 (a)	100,000	99,812

Environmental & Facilities Services - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	102,341

Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	84,034

Rail Transportation - 0.1%
CSX Corp., 6.15%, 05/01/2037	100,000	110,507

Trading Companies & Distributors - 0.1%
GATX Corp., 5.50%, 06/15/2035	100,000	103,264
Total Industrials		1,026,542

Information Technology - 0.4%
Application Software - 0.1%
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	87,184

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 9.9% (CONTINUED)	Par	Value
Electronic Components - 0.1%
Amphenol Corp., 5.25%, 04/05/2034	$100,000	$104,375

Systems Software - 0.1%
Oracle Corp., 3.90%, 05/15/2035	100,000	91,175
VMware LLC, 2.20%, 08/15/2031	100,000	88,235
		179,410

Technology Distributors - 0.1%
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	104,864
Total Information Technology		475,833

Materials - 0.5%
Construction Materials - 0.1%
CRH America Finance, Inc., 5.40%, 05/21/2034	150,000	155,925

Copper - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	75,000	76,912

Fertilizers & Agricultural Chemicals - 0.1%
Mosaic Co., 5.63%, 11/15/2043	100,000	98,862
Nutrien Ltd., 2.95%, 05/13/2030	75,000	70,712
		169,574

Mining - 0.1%
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	100,000	109,862

Steel - 0.1%
Nucor Corp., 5.10%, 06/01/2035	100,000	101,728
Total Materials		614,001

Real Estate - 0.2%
Telecom Tower REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	150,000	157,116
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	101,246
Total Real Estate		258,362

Technology - 0.2%
Technology - 0.1%
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	101,379

Technology Distributors - 0.1%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	102,595

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

CORPORATE BONDS - 9.9% (CONTINUED)	Par	Value
Wireless - 0.0%(c)
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	$100,000	$98,473
Total Technology		302,447

Utilities - 0.1%
Utilities - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (a)	100,000	105,509
TOTAL CORPORATE BONDS (Cost $11,540,842)		11,984,372

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.6%
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	402,296	389,793
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	615,184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 7.71% (30 day avg SOFR US + 3.35%), 06/25/2043 (a)	500,000	519,536
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,047,241	867,802
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	1,605,085	1,316,565
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	314,918	316,852
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(b)	433,305	355,688
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	351,673	311,662
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,127,283	941,304
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	622,137	529,341
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	781,895	696,182
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (a)(b)	331,980	307,628
Series 2021-1, Class M1, 2.50%, 07/25/2061 (a)(b)	744,000	504,290
Starwood Mortgage Residential Trust, Series 2022-2, Class A1, 3.16%, 02/25/2067 (a)(b)	1,052,952	1,019,023
Western Alliance Bancorp, Series 2021-CL2, Class M3, 8.46% (30 day avg SOFR US + 4.10%), 07/25/2059 (a)	425,813	450,542
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,954,648)		9,141,392

COLLATERALIZED LOAN OBLIGATIONS - 7.4%
Anchorage Credit Funding Ltd., Series 2019-8A, Class BR, 3.01%, 07/25/2037 (a)	400,000	376,774
ARES CLO, Series 2020-57A, Class BR, 6.23% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)	1,300,000	1,303,416

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 7.4%	Par	Value
Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 6.13% (3 mo. Term SOFR + 1.81%), 07/15/2032 (a)	$1,200,000	$1,201,667
Dryden Senior Loan Fund, Series 2018-64A, Class D, 7.24% (3 mo. Term SOFR + 2.91%), 04/18/2031 (a)	500,000	501,812
Golub Capital Partners CLO Ltd., Series 2023-69A, Class C, 8.23% (3 mo. Term SOFR + 4.00%), 11/09/2036 (a)	1,000,000	1,000,479
Jamestown CLO Ltd., Series 2018-11A, Class A2, 6.28% (3 mo. Term SOFR + 1.96%), 07/14/2031 (a)	1,030,000	1,032,810
Ocean Trails CLO, Series 2023-14A, Class D1R, 7.43% (3 mo. Term SOFR + 3.10%), 01/20/2038 (a)	580,000	583,423
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.28% (3 mo. Term SOFR + 1.96%), 04/15/2031 (a)	500,000	501,422
Sound Point CLO Ltd., Series 2023-1A, Class D1R, 7.81% (3 mo. Term SOFR + 3.50%), 07/26/2038 (a)	1,200,000	1,208,024
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.18% (3 mo. Term SOFR + 2.85%), 07/20/2032 (a)	500,000	500,775
Voya CLO Ltd., Series 2016-1A, Class BR, 6.39% (3 mo. Term SOFR + 2.06%), 01/20/2031 (a)	750,000	752,051
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,926,649)		8,962,653

CONVERTIBLE BONDS - 3.5%
Information Technology - 3.5%
Application Software - 3.5%
Strategy, Inc.
0.63%, 09/15/2028	525,000	993,563
0.00%, 12/01/2029 (a)(d)	1,250,000	1,123,451
0.00%, 03/01/2030 (a)(d)	2,000,000	2,110,000
Total Information Technology		4,227,014
TOTAL CONVERTIBLE BONDS (Cost $4,559,119)		4,227,014

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%	Shares
First American Government Obligations Fund - Class X, 4.05%(e)	3,172,608	3,172,608
TOTAL MONEY MARKET FUNDS (Cost $3,172,608)		3,172,608

TOTAL INVESTMENTS - 99.0% (Cost $118,338,744)		$119,770,636
Other Assets in Excess of Liabilities - 1.0% (f)		1,255,972
TOTAL NET ASSETS - 100.0%		$121,026,608

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $39,343,913 or 32.5% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(f)	Includes cash of $641,129 that is pledged as collateral for futures contracts.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	185	12/19/2025	$20,812,500	$171,345
U.S. Treasury 5 Year Note	121	12/31/2025	13,212,633	(14,064)
U.S. Treasury Long Bonds	19	12/19/2025	2,215,281	49,066
Total Unrealized Appreciation (Depreciation)				$206,347

STRIVE TOTAL RETURN BOND ETF

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Strive Total Return Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Mortgage-Backed Securities	$—	$50,010,998	$—	$50,010,998
U.S. Treasury Securities	—	16,199,777	—	16,199,777
Asset-Backed Securities	—	16,071,822	—	16,071,822
Corporate Bonds	—	11,984,372	—	11,984,372
Collateralized Mortgage Obligations	—	9,141,392	—	9,141,392
Collateralized Loan Obligations	—	8,962,653	—	8,962,653
Convertible Bonds	—	4,227,014	—	4,227,014
Money Market Funds	3,172,608	—	—	3,172,608
Total Investments	$3,172,608	$116,598,028	$—	$119,770,636

Other Financial Instruments
Futures Contracts*	$220,411	$—	$—	$220,411
Total Other Financial Instruments	$220,411	$—	$—	$220,411

Liabilities
Other Financial Instruments
Futures Contracts*	$(14,064)	$—	$—	$(14,064)
Total Other Financial Instruments	$(14,064)	$—	$—	$(14,064)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended September 30, 2025, the Strive Total Return Bond ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.